Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans - Mortgage loans (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Beginning balance		$ 20,143,785
Mortgages loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	$ 0	0
New financial assets originated or purchased	3,481	3,621
Financial assets that have been derecognized	(5,501)	(5,901)
Foreign exchange and other movements	855	360
Allowance for loan losses	78,501	66,117	$ 60,471
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	21,482,490	20,382,605
- Charge-offs	(173,272)	(145,813)
New financial assets originated or purchased	7,343,332	6,328,440
Financial assets that have been derecognized	(6,055,454)	(5,314,115)
Foreign exchange and other movements	537,718	231,373
Balances as of December 31, 2018	23,134,814	21,482,490
IFRS9 [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	282,800	221,176
Financial assets that have been derecognized	(199,319)	(193,074)
Foreign exchange and other movements	37,787	9,977
Allowance for loan losses	880,117	768,120	$ 740,573
Net carrying amount	22,254,697	20,714,370
IFRS9 [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Net carrying amount	4,797,540	4,379,710
IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	21,482,490
Balances as of December 31, 2018	23,134,814	21,482,490
IFRS9 [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	4,445,827
Balances as of December 31, 2018	4,876,041	4,445,827
Collectively assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	20,973,936	20,013,558
- Charge-offs	(151,431)	(145,813)
New financial assets originated or purchased	7,255,836	6,217,458
Financial assets that have been derecognized	(5,997,019)	(5,305,986)
Foreign exchange and other movements	489,452	194,719
Balances as of December 31, 2018	22,524,308	20,973,936
Collectively assessed for credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	4,445,827	4,152,753
- Charge-offs	(12,381)	(8,700)
New financial assets originated or purchased	782,870	609,384
Financial assets that have been derecognized	(412,317)	(383,683)
Foreign exchange and other movements	72,042	76,073
Balances as of December 31, 2018	4,876,041	4,445,827
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	17,697,774	15,227,713
Changes in the allowances - Transfer to stage 1	392,454	465,545
- Transfer to stage 2	(749,463)	(624,014)
- Transfer to stage 3	(113,903)	(63,263)
- Charge-offs	(13,979)	(13,837)
New financial assets originated or purchased	6,487,407	5,530,053
Financial assets that have been derecognized	(5,024,522)	(4,221,649)
Foreign exchange and other movements	36,154	1,397,226
Balances as of December 31, 2018	18,691,115	17,697,774
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	3,626,811	3,273,643
Changes in the allowances - Transfer to stage 1	112,611	104,374
- Transfer to stage 2	(174,723)	(189,936)
- Transfer to stage 3	(12,815)	(12,797)
- Charge-offs	(36)
New financial assets originated or purchased	763,342	589,959
Financial assets that have been derecognized	(330,014)	(302,784)
Foreign exchange and other movements	58,589	164,352
Balances as of December 31, 2018	4,043,765	3,626,811
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	2,532,128	3,540,274
Changes in the allowances - Transfer to stage 1	(371,983)	(453,418)
- Transfer to stage 2	816,577	684,868
- Transfer to stage 3	(192,565)	(138,912)
- Charge-offs	(22,862)	(26,525)
New financial assets originated or purchased	583,765	501,380
Financial assets that have been derecognized	(771,046)	(871,600)
Foreign exchange and other movements	315,844	(703,939)
Balances as of December 31, 2018	2,864,199	2,532,128
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	659,119	702,101
Changes in the allowances - Transfer to stage 1	(112,195)	(103,260)
- Transfer to stage 2	210,287	223,677
- Transfer to stage 3	(64,770)	(57,063)
- Charge-offs	(115)	(3)
New financial assets originated or purchased	17,230	17,008
Financial assets that have been derecognized	(62,240)	(62,366)
Foreign exchange and other movements	8,694	(60,975)
Balances as of December 31, 2018	656,010	659,119
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	744,034	1,245,571
Changes in the allowances - Transfer to stage 1	(20,471)	(12,127)
- Transfer to stage 2	(67,114)	(60,854)
- Transfer to stage 3	306,468	202,175
- Charge-offs	(114,590)	(105,451)
New financial assets originated or purchased	184,664	186,025
Financial assets that have been derecognized	(201,451)	(212,737)
Foreign exchange and other movements	137,454	(498,568)
Balances as of December 31, 2018	968,994	744,034
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	159,897	177,009
Changes in the allowances - Transfer to stage 1	(416)	(1,114)
- Transfer to stage 2	(35,564)	(33,741)
- Transfer to stage 3	77,585	69,860
- Charge-offs	(12,230)	(8,697)
New financial assets originated or purchased	2,298	2,417
Financial assets that have been derecognized	(20,063)	(18,533)
Foreign exchange and other movements	4,759	(27,304)
Balances as of December 31, 2018	$ 176,266	$ 159,897